UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21081

                  ALLIANCEBERNSTEIN BLENDED STYLE SERIES, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end:    August 31, 2007

                   Date of reporting period: November 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein Blended Style Funds
Global Blend Portfolio
Portfolio of Investments
November 30, 2006 (unaudited)

Company                                              Shares        U.S. $ Value
-------------------------------------------------------------------------------

MUTUAL FUNDS - 100.5%
The AllianceBernstein Pooling Portfolios -
   Equity - 100.5%
Global Research Growth Portfolio                    611,563    $      6,513,145
Global Value Portfolio                              594,678           6,529,569
                                                               ----------------
Total Investments - 100.5%
   (cost $12,063,873)                                                13,042,714
Other assets less liabilities - (0.5)%                                  (59,183)
                                                               ----------------
Net Assets - 100.0%                                            $     12,983,531
                                                               ----------------

AllianceBernstein Blended Style Funds
U.S. Large Cap Portfolio
Portfolio of Investments
November 30, 2006 (unaudited)

Company                                              Shares        U.S. $ Value
-------------------------------------------------------------------------------

MUTUAL FUNDS - 100.2%
The AllianceBernstein Pooling Portfolios -
   Equity - 100.2%
U.S. Large Cap Growth Portfolio                   6,466,606    $     76,629,277
U.S. Value Portfolio                              6,270,280          76,685,522
                                                               ----------------
Total Investments - 100.2%
   (cost $110,900,690)                                              153,314,799
Other assets less liabilities - (0.2)%                                  (368073)
                                                               ----------------
Net Assets - 100.0%                                            $    152,946,726
                                                               ----------------

AllianceBernstein
2000 Retirement Strategy
Portfolio of Investments
November 30, 2006 (unaudited)

Company                                              Shares        U.S. $ Value
-------------------------------------------------------------------------------

MUTUAL FUNDS - 105.8%
The AllianceBernstein Pooling Portfolios -
   Equity - 54.8%
Global Real Estate Investment Portfolio              17,303    $        254,693
International Growth Portfolio                       12,200             159,208
International Value Portfolio                        10,685             159,631
Small-Mid Cap Growth Portfolio                        4,849              63,575
Small-Mid Cap Value Portfolio                         5,219              63,050
U.S. Large Cap Growth Portfolio                      25,715             304,724
U.S. Value Portfolio                                 24,912             304,676
                                                               ----------------
                                                                      1,309,557
                                                               ----------------
The AllianceBernstein Pooling Portfolios - Fixed
   Income - 51.0%
High Yield Portfolio                                 10,121             103,846
Inflation Protected Securities Portfolio             37,742             377,422
Intermediate Duration Bond Portfolio                 43,245             432,446
Short Duration Bond Portfolio                        30,511             304,501
                                                               ----------------
                                                                      1,218,215
                                                               ----------------
Total Investments - 105.8%
   (cost $2,413,810)                                                  2,527,772
Other assets less liabilities - (5.8)%                                 (138,104)
                                                               ----------------
Net Assets - 100.0%                                            $      2,389,668
                                                               ----------------

AllianceBernstein
2005 Retirement Strategy
Portfolio of Investments
November 30, 2006 (unaudited)

Company                                              Shares        U.S. $ Value
-------------------------------------------------------------------------------

MUTUAL FUNDS - 102.3%
The AllianceBernstein Pooling Portfolios -
   Equity - 63.1%
Global Real Estate Investment Portfolio              63,259    $        931,177
International Growth Portfolio                       55,312             721,828
International Value Portfolio                        48,183             719,861
Small-Mid Cap Growth Portfolio                       24,178             316,972
Small-Mid Cap Value Portfolio                        26,145             315,837
U.S. Large Cap Growth Portfolio                     113,858           1,349,218
U.S. Value Portfolio                                110,715           1,354,044
                                                               ----------------
                                                                      5,708,937
                                                               ----------------
The AllianceBernstein Pooling Portfolios - Fixed
   Income - 39.2%
High Yield Portfolio                                 56,560             580,303
Inflation Protected Securities Portfolio            132,330           1,323,303
Intermediate Duration Bond Portfolio                135,570           1,355,703
Short Duration Bond Portfolio                        28,961             289,027
                                                               ----------------
                                                                      3,548,336
                                                               ----------------
Total Investments - 102.3%
   (cost $8,725,782)                                                  9,257,273
Other assets less liabilities - (2.3)%                                 (212,535)
                                                               ----------------
Net Assets - 100.0%                                            $      9,044,738
                                                               ----------------

AllianceBernstein
2010 Retirement Strategy
Portfolio of Investments
November 30, 2006 (unaudited)

Company                                              Shares        U.S. $ Value
-------------------------------------------------------------------------------

MUTUAL FUNDS - 100.2%
The AllianceBernstein Pooling Portfolios -
   Equity - 69.7%
Global Real Estate Investment Portfolio             204,556    $      3,011,071
International Growth Portfolio                      205,352           2,679,848
International Value Portfolio                       179,172           2,676,836
Small-Mid Cap Growth Portfolio                      101,038           1,324,604
Small-Mid Cap Value Portfolio                       109,255           1,319,799
U.S. Large Cap Growth Portfolio                     416,500           4,935,529
U.S. Value Portfolio                                403,372           4,933,235
                                                               ----------------
                                                                     20,880,922
                                                               ----------------
The AllianceBernstein Pooling Portfolios - Fixed
   Income - 30.5%
High Yield Portfolio                                204,563           2,098,820
Inflation Protected Securities Portfolio            323,006           3,230,064
Intermediate Duration Bond Portfolio                380,842           3,808,417
                                                               ----------------
                                                                      9,137,301
                                                               ----------------
Total Investments - 100.2%
   (cost $28,277,398)                                                30,018,223
Other assets less liabilities - (0.2)%                                  (64,206)
                                                               ----------------
Net Assets - 100.0%                                            $     29,954,017
                                                               ----------------

AllianceBernstein
2015 Retirement Strategy
Portfolio of Investments
November 30, 2006 (unaudited)

Company                                              Shares        U.S. $ Value
-------------------------------------------------------------------------------

MUTUAL FUNDS - 100.1%
The AllianceBernstein Pooling Portfolios -
   Equity - 76.7%
Global Real Estate Investment Portfolio             284,455    $      4,187,184
International Growth Portfolio                      322,776           4,212,230
International Value Portfolio                       281,943           4,212,230
Small-Mid Cap Growth Portfolio                      167,825           2,200,189
Small-Mid Cap Value Portfolio                       181,709           2,195,041
U.S. Large Cap Growth Portfolio                     631,839           7,487,296
U.S. Value Portfolio                                614,265           7,512,466
                                                               ----------------
                                                                     32,006,636
                                                               ----------------
The AllianceBernstein Pooling Portfolios - Fixed
   Income - 23.4%
High Yield Portfolio                                283,459           2,908,286
Inflation Protected Securities Portfolio            238,651           2,386,511
Intermediate Duration Bond Portfolio                444,215           4,442,151
                                                               ----------------
                                                                      9,736,948
                                                               ----------------
Total Investments - 100.1%
   (cost $39,202,087)                                                41,743,584
Other assets less liabilities - (0.1)%                                  (30,293)
                                                               ----------------
Net Assets - 100.0%                                            $     41,713,291
                                                               ----------------

AllianceBernstein
2020 Retirement Strategy
Portfolio of Investments
November 30, 2006 (unaudited)

Company                                              Shares        U.S. $ Value
-------------------------------------------------------------------------------

MUTUAL FUNDS - 100.0%
The AllianceBernstein Pooling Portfolios -
   Equity - 83.7%
Global Real Estate Investment Portfolio             309,813    $      4,560,448
International Growth Portfolio                      390,745           5,099,226
International Value Portfolio                       341,436           5,101,050
Small-Mid Cap Growth Portfolio                      203,041           2,661,867
Small-Mid Cap Value Portfolio                       219,564           2,652,328
U.S. Large Cap Growth Portfolio                     755,319           8,950,526
U.S. Value Portfolio                                734,224           8,979,557
                                                               ----------------
                                                                     38,005,002
                                                               ----------------
The AllianceBernstein Pooling Portfolios - Fixed
   Income - 16.3%
High Yield Portfolio                                307,780           3,157,822
Inflation Protected Securities Portfolio             63,101             631,011
Intermediate Duration Bond Portfolio                363,115           3,631,148
                                                               ----------------
                                                                      7,419,981
                                                               ----------------
Total Investments - 100.0%
   (cost $42,502,897)                                                45,424,983
Other assets less liabilities - 0.0%                                    (20,262)
                                                               ----------------
Net Assets - 100.0%                                            $     45,404,721
                                                               ----------------

AllianceBernstein
2025 Retirement Strategy
Portfolio of Investments
November 30, 2006 (unaudited)

Company                                              Shares        U.S. $ Value
-------------------------------------------------------------------------------

MUTUAL FUNDS - 100.1%
The AllianceBernstein Pooling Portfolios -
   Equity - 90.7%
Global Real Estate Investment Portfolio             356,216    $      5,243,501
International Growth Portfolio                      488,303           6,372,350
International Value Portfolio                       427,276           6,383,510
Small-Mid Cap Growth Portfolio                      258,322           3,386,601
Small-Mid Cap Value Portfolio                       279,520           3,376,603
U.S. Large Cap Growth Portfolio                     952,971          11,292,701
U.S. Value Portfolio                                922,933          11,287,476
                                                               ----------------
                                                                     47,342,742
                                                               ----------------
The AllianceBernstein Pooling Portfolios - Fixed
   Income - 9.4%
High Yield Portfolio                                288,871           2,963,816
Intermediate Duration Bond Portfolio                194,491           1,944,913
                                                               ----------------
                                                                      4,908,729
                                                               ----------------
Total Investments - 100.1%
   (cost $49,023,738)                                                52,251,471
Other assets less liabilities - (0.1)%                                  (50,198)
                                                               ----------------
Net Assets - 100.0%                                            $     52,201,273
                                                               ----------------

AllianceBernstein
2030 Retirement Strategy
Portfolio of Investments
November 30, 2006 (unaudited)

Company                                              Shares        U.S. $ Value
-------------------------------------------------------------------------------

MUTUAL FUNDS - 100.2%
The AllianceBernstein Pooling Portfolios -
   Equity - 97.8%
Global Real Estate Investment Portfolio             184,312    $      2,713,069
International Growth Portfolio                      273,419           3,568,122
International Value Portfolio                       238,883           3,568,915
Small-Mid Cap Growth Portfolio                      149,802           1,963,908
Small-Mid Cap Value Portfolio                       161,985           1,956,783
U.S. Large Cap Growth Portfolio                     534,192           6,330,176
U.S. Value Portfolio                                517,373           6,327,467
                                                               ----------------
                                                                     26,428,440
                                                               ----------------
The AllianceBernstein Pooling Portfolios - Fixed
   Income - 2.4%
High Yield Portfolio                                 45,986             471,821
Intermediate Duration Bond Portfolio                 18,802             188,022
                                                               ----------------
                                                                        659,843
                                                               ----------------
Total Investments - 100.2%
   (cost $25,208,769)                                                27,088,283
Other assets less liabilities - (0.2)%                                  (54,420)
                                                               ----------------
Net Assets - 100.0%                                            $     27,033,863
                                                               ----------------

AllianceBernstein
2035 Retirement Strategy
Portfolio of Investments
November 30, 2006 (unaudited)

Company                                              Shares        U.S. $ Value
-------------------------------------------------------------------------------

MUTUAL FUNDS - 100.0%
The AllianceBernstein Pooling Portfolios -
   Equity - 100.0%
Global Real Estate Investment Portfolio             151,006    $      2,222,802
International Growth Portfolio                      229,892           3,000,088
International Value Portfolio                       200,248           2,991,709
Small-Mid Cap Growth Portfolio                      127,202           1,667,613
Small-Mid Cap Value Portfolio                       137,547           1,661,563
U.S. Large Cap Growth Portfolio                     448,244           5,311,695
U.S. Value Portfolio                                434,317           5,311,695
                                                               ----------------
Total Investments - 100.0%
   (cost $20,687,292)                                                22,167,165
Other assets less liabilities - 0.0%                                     (3,711)
                                                               ----------------
Net Assets - 100.0%                                            $     22,163,454
                                                               ----------------

AllianceBernstein
2040 Retirement Strategy
Portfolio of Investments
November 30, 2006 (unaudited)

Company                                              Shares        U.S. $ Value
-------------------------------------------------------------------------------

MUTUAL FUNDS - 100.8%
The AllianceBernstein Pooling Portfolios -
   Equity - 100.8%
Global Real Estate Investment Portfolio              63,791    $        939,001
International Growth Portfolio                       97,412           1,271,223
International Value Portfolio                        85,119           1,271,677
Small-Mid Cap Growth Portfolio                       53,782             705,079
Small-Mid Cap Value Portfolio                        58,158             702,552
U.S. Large Cap Growth Portfolio                     189,411           2,244,525
U.S. Value Portfolio                                183,526           2,244,525
                                                               ----------------
Total Investments - 100.8%
   (cost $8,781,692)                                                  9,378,582
Other assets less liabilities - (0.8)%                                  (72,628)
                                                               ----------------
Net Assets - 100.0%                                            $      9,305,954
                                                               ----------------

AllianceBernstein
2045 Retirement Strategy
Portfolio of Investments
November 30, 2006 (unaudited)

Company                                              Shares        U.S. $ Value
-------------------------------------------------------------------------------

MUTUAL FUNDS - 100.1%
The AllianceBernstein Pooling Portfolios -
   Equity - 100.1%
Global Real Estate Investment Portfolio              84,007    $      1,236,586
International Growth Portfolio                      128,283           1,674,095
International Value Portfolio                       112,095           1,674,694
Small-Mid Cap Growth Portfolio                       70,826             928,530
Small-Mid Cap Value Portfolio                        76,590             925,203
U.S. Large Cap Growth Portfolio                     249,183           2,952,817
U.S. Value Portfolio                                241,441           2,952,823
                                                               ----------------
Total Investments - 100.1%
   (cost $11,630,134)                                                12,344,748
Other assets less liabilities - (0.1)%                                  (16,271)
                                                               ----------------
Net Assets - 100.0%                                            $     12,328,477
                                                               ----------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

        EXHIBIT NO.     DESCRIPTION OF EXHIBIT
        -----------     -----------------------

        11 (a)(1)       Certification of Principal Executive Officer Pursuant
                        to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (a)(2)       Certification of Principal Financial Officer Pursuant
                        to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Blended Style Series, Inc.


By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: January 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: January 22, 2007


By:   /s/ Joseph J. Mantineo
      ----------------------
      Joseph J. Mantineo
      Treasurer and Chief Financial Officer

Date: January 22, 2007


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